May 31, 1999

Dear Fellow Shareholder,

     The last eleven months, since the inception of the PUGET SOUND MARKET NEUTRAL PORTFOLIO (the "Fund"), have been an exceptionally difficult period. Active stock-picking strategies, especially market neutral, have done poorly. This recent period represents one of the most volatile in stock market history. Through the first part of 1999, large-capitalization growth stocks provided much of the market leadership. To us, it appeared that little or no relationship existed between historical measures of value and stock performance. Given our emphasis on a disciplined investment approach, with special attention to valuation and company fundamentals, we are disappointed--but not surprised--that our Fund did not do well in this type of environment.

     We know that, as investors, you have many choices regarding the mutual fund that you select. We appreciate your confidence and patience during this period of under-performance. We continue to have the utmost confidence in the market neutral approach and believe that in the long-term this strategy will deliver consistent positive returns. We continue to work hard to minimize Fund expenses for shareholders. Since the Fund's inception in June 1998, we have deferred a portion of our management fee on the PUGET SOUND MARKET NEUTRAL PORTFOLIO. In addition, we have put in place an Expense Reimbursement Plan to maintain the Fund's stated expense ratios.

THE IDEA BEHIND THE PUGET SOUND ALTERNATIVE INVESTMENT SERIES TRUST

     In constructing this Series of alternative investment mutual funds, we seek to provide you with a vehicle to obtain non-traditional investment in a convenient, accessible structure. Our first fund, the PUGET SOUND MARKET NEUTRAL PORTFOLIO, offers you the potential to diversify your investment portfolio while reducing its overall level of risk. Market neutral investing can be a more efficient strategy than long-only investing, since it allows the portfolio manager to make use of both under- and over-priced securities. Potentially, a portfolio manager's ability to produce attractive returns depends less on the direction of the market and more on the portfolio manager's skill in selecting individual stocks in the long and short sub-portfolios.

     To meet our objective, we designed the PUGET SOUND MARKET NEUTRAL PORTFOLIO using the following guidelines:

     * Select "niche" managers with considerable expertise and clearly defined investment strategies as the Fund's Sub-Advisers.
     * Construct a fund that is well diversified by industry and number of stocks in both the long and short portfolios.
     * Pay special attention to obtaining trading efficiencies and decreasing portfolio transaction costs.

     To enhance diversification  further, we plan to add additional sub-advisers
with   investment   management   styles  that  complement  the  Fund's  existing
sub-adviser.

FUND REVIEW

     We believe that you must consider alternative investment performance, including market neutral investing, on an absolute basis. Over the long-term, we seek to outperform the "risk-free rate," as measured by the 90-day T-bill, by 6%-8%. Historically, large pension funds have achieved low double-digit returns with low levels of risk by using an equity market neutral strategy.

     During calendar year 1998, and the first part of calendar year 1999, equity investors experienced a volatile market environment. Since the Fund's inception on June 29, 1998, returns have been disappointing on both an absolute basis and relative to its benchmark, the risk free rate. For the quarter ended May 31, 1999, the Fund's Institutional Shares and Investor Shares returned -5.57% and -8.52%, respectively, while the 3 month Treasury Bill returned 1.13% over the same period. The Fund's return since inception is presented below.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                    VALUE OF $10,000 VS 3 MONTH TREASURY BILL

MARKET NEUTRAL FUND-INSTITUTIONAL

                                             6/29/98    7/31/98    8/31/98    9/30/98   10/31/98   11/30/98
                                             -------    -------    -------    -------   --------   --------
Market Neutral Portfolio - Institutional      10,000     10,030     10,050      9,800     10,330     10,200
Market Neutral Portfolio - Investor            9,700      9,729      9,739      9,487     10,001      9,865
3 Month T-Bill                                10,000     10,042     10,084     10,125     10,159     10,198

                                            12/31/98    1/31/99    2/28/99    3/31/99    4/30/99    5/31/99
                                            --------    -------    -------    -------    -------    -------
Market Neutral Portfolio - Institutional      10,073      9,806      9,981      9,898      9,558      9,424
Market Neutral Portfolio - Investor            9,751      9,481      9,651      9,561      9,241      9,101
3 Month T-Bill                                10,236     10,274     10,313     10,352     10,390     10,429

MARKET NEUTRAL FUND-INVESTOR
                                             6/29/98    7/31/98    8/31/98    9/30/98   10/31/98   11/30/98
                                             -------    -------    -------    -------   --------   --------
Market Neutral Portfolio - Investor            9,700      9,729      9,739      9,487     10,001      9,865
3 Month T-Bill                                10,000     10,042     10,084     10,125     10,159     10,198

                                            12/31/98    1/31/99    2/28/99    3/31/99    4/30/99    5/31/99
                                            --------    -------    -------    -------    -------    -------
Market Neutral Portfolio - Investor            9,751      9,481      9,651      9,561      9,241      9,101
3 Month T-Bill                                10,236     10,274     10,313     10,352     10,390     10,429

This graph compares a $10,000 investment in the Puget Sound Market Neutral Portfolio Institutional Shares (no load) and Investor Shares (front load) with a similar investment in the 3 Month Treasury Bill. Performance returns reflect all fees and expenses and include the reinvestment of all distributions.

The minimum initial investment to purchase Institutional Shares is $1,000,000. Performance figures include the maximum applicable sales charge of 3.00% for Investor Shares.

Past performance is not a guarantee of future performance. Investment returns and the principal value of an investment will fluctuate so that shares held may be worth more or less than their original cost.

Given the recent disappointing performance of the Fund, and market neutral investing in general, you might wonder if we still have confidence in this strategy. Our response: Absolutely. In fact, during June, 1999, the Institutional Shares returned 5.68% and the Investor Shares returned 2.43%, both significantly outpacing the 3 month Treasury Bill's 0.38%.

FACTORS AFFECTING THE FUND'S PERFORMANCE

     We attribute the Fund's recent period of under-performance to three factors. First, the PUGET SOUND MARKET NEUTRAL PORTFOLIO contains two sub-portfolios: a long portfolio and a short portfolio. The Fund's current portfolio manager, John Dorian, employs a quantitative model to construct a long portfolio of stocks he perceives as undervalued and a short portfolio of stocks he perceives as overvalued. According to Mr. Dorian, historically most of his market neutral model's value-added derived from the short side of the portfolio. However, over the last several months, the short portfolio comprised the majority of his model's under-performance. Thus, even though historically his model's short portfolio was able to add value in a rising market, this has not been the case over the last several months.

     Secondly, the Fund represents a broadly diversified portfolio of stocks. For example, on May 31, 1999, the Fund held 280 names in the long and short portfolio divided among 57 industries. In a market environment characterized by a very narrow segment, such as Internet stocks, that performs extremely well, and other segments showing only lackluster returns, a broadly diversified portfolio may not perform especially well. In fact, this has been the case. This does not imply that the current environment will remain unchanged.

     Finally, we believe that the most recent period represents a perverse and irrational environment. We believe that all markets move in cycles and that other cycles more favorable to our approach will replace this one. With valuations "stretched," we believe that it is only a matter of time before a major correction occurs. If this occurs, we believe that a market neutral strategy is an excellent way to diversify your risk in what could turn out to be a very negative environment for stocks.

IN CONCLUSION

     As the Fund enters the 21st century, we look forward to a successful year of investment performance and continued growth in the PUGET SOUND MARKET NEUTRAL PORTFOLIO. We appreciate your continuing participation in the Fund. During this period of unpredictable market cycles and themes, we continue to believe the key to success with any investment approach is patience.

     As always, I am available to discuss any aspect of the Fund with you, so please do not hesitate to call or write.

Sincerely,


/s/ Margaret M. Towle

Margaret M. Towle, Chairperson
Puget Sound Alternative Investment Series Trust

PUGET SOUND MARKET NEUTRAL PORTFOLIO

Schedule of Portfolio Investments
May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS - 79.6%
AEROSPACE - 2.5%
AlliedSignal, Inc.                                     5,000        $   290,313
General Dynamics Corp.                                 7,000            460,250
                                                                    -----------
                                                                        750,563
                                                                    -----------
AIRLINES - 2.9%
Alaska Airgroup, Inc.*                                 6,000            249,000
AMR Corp.*                                             2,000            130,125
Delta Air Lines, Inc.                                  5,000            286,875
UAL Corp.*                                             3,000            201,750
                                                                    -----------
                                                                        867,750
                                                                    -----------
AUTO MANUFACTURING - 1.2%
Ford Motor Co.                                         6,000            342,375
                                                                    -----------
AUTOMOTIVE PARTS & EQUIPMENT - 3.7%
AutoZone Inc.*                                         2,000             57,875
Cooper Tire & Rubber Co.                               8,000            190,000
Dana Corp.                                             4,000            206,500
Goodyear Tire & Rubber Co.                             2,000            119,375
ITT Industries, Inc.                                   4,000            151,000
Johnson Controls Inc.                                  4,000            252,249
Rockwell International Corp.                           2,000            110,375
                                                                    -----------
                                                                      1,087,374
                                                                    -----------
BANKING - 3.0%
CCB Financial Corp.                                    3,000            161,813
Hibernia Corp. - Class A                              11,000            156,750
National City Corp.                                    2,000            132,375
Northern Trust Corp.                                   3,000            271,125
SouthTrust Corp.                                       4,000            155,750
                                                                    -----------
                                                                        877,813
                                                                    -----------
BIOTECHNOLOGY - 3.1%
Amgen Inc.*                                            6,000            379,500
IDEC Pharmaceuticals Corp.*                            3,000            151,313
Immunex Corp.*                                         3,000            393,374
                                                                    -----------
                                                                        924,187
                                                                    -----------
CHEMICALS - 4.7%
Air Products and Chemicals, Inc.                       5,000            205,000
FMC Corp.*                                             6,000            397,124
Great Lakes Chemical Corp.                             2,000             90,375
Minerals Technologies Inc.                             2,000            106,500
Nalco Chemical Co.                                     3,000            100,500
Rohm & Haas Co.                                        6,000            240,750
Sigma-Aldrich Corp.                                    2,000             64,000
Solutia, Inc.                                          8,000            179,500
                                                                    -----------
                                                                      1,383,749
                                                                    -----------
COMMERCIAL SERVICES - 0.2%
Comdisco, Inc.                                         2,000             48,750
                                                                    -----------
                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS - (CONTINUED)
COMPUTER SOFTWARE - 1.3%
CSG Systems International, Inc.*                       2,000        $    63,875
Network Appliance, Inc.*                               3,000            141,468
Peregrine Systems, Inc.*                               3,000             68,813
Rational Software Corp.*                               3,000            101,438
                                                                    -----------
                                                                        375,594
                                                                    -----------
COMPUTERS - 1.3%
Comverse Technology, Inc.*                             4,000            270,250
ISS Group, Inc.*                                       4,000            112,000
                                                                    -----------
                                                                        382,250
                                                                    -----------
CONSTRUCTION - 0.2%
Clayton Homes, Inc.                                    5,000             57,188
                                                                    -----------
CONSUMER GOODS & SERVICES - 1.1%
American Greetings Corp. - Class A                     2,000             57,250
VF Corp.                                               4,000            184,000
York International Corp.                               2,000             84,375
                                                                    -----------
                                                                        325,625
                                                                    -----------
COSMETICS - 1.5%
Avon Products, Inc.                                    3,000            148,313
Kimberly-Clark Corp.                                   5,000            293,437
                                                                    -----------
                                                                        441,750
                                                                    -----------
ELECTRICAL & ELECTRONIC - 0.4%
Teradyne, Inc.*                                        2,000            105,625
                                                                    -----------
ELECTRONIC COMPONENTS & INSTRUMENTS - 2.2%
Emerson Electric Co.                                   3,000            191,625
Honeywell, Inc.                                        3,000            283,875
Solectron Corp.*                                       3,000            164,250
                                                                    -----------
                                                                        639,750
                                                                    -----------
ENGINEERING - 1.0%
Fluor Corp.                                            4,000            149,000
Jacobs Engineering Group, Inc.*                        4,000            148,750
                                                                    -----------
                                                                        297,750
                                                                    -----------
FINANCIAL SERVICES - 1.9%
A.G. Edwards, Inc.                                     5,000            168,125
Bear Stearns Cos., Inc.                                3,000            133,125
E*TRADE Group, Inc.*                                   6,000            267,000
                                                                    -----------
                                                                        568,250
                                                                    -----------
FOOD DISTRIBUTORS - 0.3%
IBP, Inc.                                              4,000             85,750
                                                                    -----------
FOOD PRODUCTS - 0.4%
Interstate Bakeries Corp.                              2,000             43,750
Universal Foods Corp.                                  3,000             68,813
                                                                    -----------
                                                                        112,563
                                                                    -----------
                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS - (CONTINUED)
HEALTH CARE - 0.5%
Oxford Health Plans, Inc.*                             8,000        $   152,500
                                                                    -----------
INSURANCE - 4.9%
Aetna, Inc.                                            1,000             90,813
Aflac, Inc.                                            1,000             51,000
Allmerica Financial Corp.                              3,000            175,687
Allstate Corp.                                         8,000            291,499
Everest Reinsurance Holdings, Inc.                     5,000            164,374
Fremont General Corp.                                  2,000             42,375
Horace Mann Educators Corp.                            4,000            103,500
Old Republic International Corp.                       7,000            127,313
The PMI Group, Inc.                                    2,000            117,000
ReliaStar Financial Corp.                              3,000            124,688
Travelers Property Casualty Corp. - Class A            4,000            158,000
                                                                    -----------
                                                                      1,446,249
                                                                    -----------
INTERNET - 2.8%
Go2Net, Inc.*                                          3,000            311,813
Infoseek Corp.*                                        2,000             83,750
Yahoo!, Inc.*                                          3,000            444,000
                                                                    -----------
                                                                        839,563
                                                                    -----------
LEISURE & RECREATION/GAMING - 0.8%
Brunswick Corp.                                        7,000            168,000
GTECH Holdings Corp.*                                  3,000             74,063
                                                                    -----------
                                                                        242,063
                                                                    -----------
MACHINERY - 1.0%
Applied Materials, Inc.*                               3,000            164,812
Parker Hannifin Corp.                                  3,000            131,063
                                                                    -----------
                                                                        295,875
                                                                    -----------
MANUFACTURED HOUSING - 0.3%
Fleetwood Enterprises, Inc.                            3,000             76,313
                                                                    -----------
MANUFACTURING-CONSUMER GOODS - 1.8%
Cooper Industries, Inc.                                3,000            148,688
Corning, Inc.                                          4,000            218,500
Minnesota Mining and Manufacturing Co.                 2,000            171,500
                                                                    -----------
                                                                        538,688
                                                                    -----------
MEDIA - 1.8%
Comcast Corp.                                          5,000            192,500
Time Warner Inc.                                       5,000            340,313
                                                                    -----------
                                                                        532,813
                                                                    -----------
MEDICAL SUPPLIES - 2.4%
Allergan, Inc.                                         3,000            279,000
C.R. Bard, Inc.                                        8,000            365,500
Mallinckrodt Inc.                                      2,000             69,250
                                                                    -----------
                                                                        713,750
                                                                    -----------
METALS & MINING - 0.4%
Barrick Gold Corp.                                     7,000            120,750
                                                                    -----------

                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS - (CONTINUED)
OIL & GAS - EXPLORATION & PRODUCTION SERVICES - 0.3%
Seacor Smit Inc.*                                      2,000        $    99,250
                                                                    -----------
PAPER PRODUCTS - 1.0%
Mead Corp.                                             8,000            299,000
                                                                    -----------
PHARMACEUTICALS - 5.2%
Abbott Laboratories                                    3,000            135,563
American Home Products Corp.                           2,000            115,250
Bristol-Myers Squibb Co.                               5,000            343,124
Gilead Sciences, Inc.*                                 2,000             87,250
Ivax Corp.*                                            5,000             67,188
Merck & Co., Inc.                                      7,000            472,499
Pharmacia & Upjohn, Inc.                               2,000            110,875
Schering-Plough Corp.                                  5,000            225,313
                                                                    -----------
                                                                      1,557,062
                                                                    -----------
PIPELINES - 0.9%
El Paso Energy Corp.                                   7,000            252,438
                                                                    -----------
RAILROADS - 0.5%
Trinity Industries Inc.                                5,000            155,938
                                                                    -----------
RETAIL - 7.0%
BJ's Wholesale Club, Inc.*                             4,000            104,000
Dayton-Hudson Corp.                                    3,000            189,000
Family Dollar Stores                                   4,000             89,250
Intimate Brands, Inc.                                  3,000            155,438
Lowe's Cos., Inc.                                      2,000            103,875
May Department Stores Co.                              6,000            259,874
Nordstrom, Inc.                                        7,000            248,500
Sears, Roebuck and Co.                                13,000            621,562
Toys "R" Us, Inc.*                                     3,000             69,188
Wal-Mart Stores, Inc.                                  6,000            255,750
                                                                    -----------
                                                                      2,096,437
                                                                    -----------
SAVINGS & LOANS - 1.9%
Commercial Federal Corp.                               3,000             68,438
Dime Bancorp, Inc.                                     2,000             40,750
Golden State Bancorp Inc.*                             2,000             49,125
Golden West Financial Corp.                            2,000            189,749
Greenpoint Financial Corp.                             3,000            103,500
Washington Mutual, Inc.                                3,000            114,563
                                                                    -----------
                                                                        566,125
                                                                    -----------
SEMICONDUCTORS - 3.4%
Intel Corp.                                            2,000            108,125
KLA-Tencor Corp.*                                      5,000            227,499
Lam Research Corp.*                                    2,000             55,500
LSI Logic Corp.*                                       5,000            185,313
Micron Technology, Inc.*                               3,000            113,813
Xilinx, Inc.*                                          7,000            311,062
                                                                    -----------
                                                                      1,001,312
                                                                    -----------

                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

May 31, 1999
--------------------------------------------------------------------------------
                                                     SHARES OR
                                                     PRINCIPAL         VALUE
                                                    -----------     -----------
COMMON STOCKS - (CONTINUED)
SOFTWARE & COMPUTER SERVICES - 1.3%
CNet, Inc.*                                            3,000        $   324,750
Novell, Inc.*                                          3,000             70,500
                                                                    -----------
                                                                        395,250
                                                                    -----------
TELECOMMUNICATIONS-SERVICES AND EQUIPMENT - 2.1%
Metromedia Fiber Network, Inc.*                        4,000            161,500
Qualcomm, Inc.*                                        3,000            291,750
RCN Corp.*                                             4,000            166,250
                                                                    -----------
                                                                        619,500
                                                                    -----------
TELEPHONE - 3.8%
AT&T Corp.                                             7,000            388,500
Bell Atlantic Corp.                                    9,000            492,749
BellSouth Corp.                                        3,000            141,563
SBC Communications Inc.                                2,000            102,250
                                                                    -----------
                                                                      1,125,062
                                                                    -----------
TOBACCO & TOBACCO PRODUCTS - 1.4%
Universal Corp.                                        3,000             78,375
UST, Inc.                                             11,000            335,500
                                                                    -----------
                                                                        413,875
                                                                    -----------
TOOLS - 1.2%
Stanley Works                                          3,000             97,688
W.W. Grainger, Inc.                                    5,000            265,312
                                                                    -----------
                                                                        363,000
                                                                    -----------
TOTAL COMMON STOCKS (COST $23,429,844)                               23,577,469
                                                                    -----------
REPURCHASE AGREEMENTS - 16.6%

Bear Stearns Repurchase Agreement, 4.82%,
6/1/99 (Collateralized by $4,076,000, U.S.
Treasury Bonds, 9.375%-11.125%,
08/15/03-02/15/06, Market Value- $5,011,627)       4,911,137          4,911,137
                                                                    -----------
TOTAL DAILY SWEEP VEHICLE (COST $4,911,137)                           4,911,137
                                                                    -----------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(COST $28,340,981) (A) - 96.2%                                       28,488,606
                                                                    -----------
DEPOSITS WITH BROKERS FOR SECURITIES
SOLD SHORT - 83.6%

Bear Stearns Deposit Account                      24,751,444         24,751,444
                                                                    -----------
TOTAL DEPOSITS WITH BROKERS FOR SECURITIES
SOLD SHORT (COST $24,751,444)                                        24,751,444
                                                                    -----------
SECURITIES SOLD SHORT (PROCEEDS $22,655,970)
(A) - (79.4%)                                                       (23,502,806)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)                         (123,876)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $29,613,368
                                                                    ===========
* Non-income producing security.

     (a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

     Unrealized appreciation- Investments                           $ 1,111,121
     Unrealized appreciation- Short Sales                             1,228,047
     Unrealized depreciation- Investments                              (963,496)
     Unrealized depreciation- Short Sales                            (2,074,883)
                                                                    -----------
          Net unrealized depreciation                               $  (699,211)
                                                                    ===========

                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

Schedule of Securities Sold Short
May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS
ADVERTISING - 1.2%
Interpublic Group Cos., Inc.                           2,000        $   151,500
Snyder Communications, Inc.                            5,000            122,188
True North Communications, Inc.                        3,000             70,125
                                                                    -----------
                                                                        343,813
                                                                    -----------
AEROSPACE - 1.4%
Orbital Sciences Corp.                                 3,000             67,875
Raytheon Co.                                           5,000            340,313
                                                                    -----------
                                                                        408,188
                                                                    -----------
AIRLINES - 1.1%
Northwest Airlines Corp.                              10,000            332,500
                                                                    -----------
AUTOMOTIVE PARTS & EQUIPMENT - 1.6%
Federal-Mogul Corp.                                    7,000            322,875
Lear Corp.                                             3,000            147,563
                                                                    -----------
                                                                        470,438
                                                                    -----------
BEVERAGES - 1.5%
Coca-Cola Co.                                          5,000            341,563
Coca-Cola Enterprises                                  3,000            108,750
                                                                    -----------
                                                                        450,313
                                                                    -----------
BIOTECHNOLOGY - 3.0%
Centocor, Inc.                                         3,000            130,313
Genentech Inc.                                         2,000            175,125
Genzyme Corp.                                          2,000             81,125
Monsanto Co.                                          12,000            497,999
                                                                    -----------
                                                                        884,562
                                                                    -----------
COMMERCIAL SERVICES - 3.0%
Avis Rent A Car, Inc.                                  4,000            114,750
Gartner Group, Inc. - Class A                          4,000             92,000
McKesson HBOC Inc.                                    10,000            340,624
Metzler Group, Inc.                                    3,000             98,250
Pittston Brink's Group                                 3,000             85,500
Prepaid Legal Services, Inc.                           3,000             79,688
United Rentals, Inc.                                   3,000             90,000
                                                                    -----------
                                                                        900,812
                                                                    -----------
COMPUTER SOFTWARE - 5.1%
Autodesk, Inc.                                         4,000            110,500
Computer Associates International, Inc.                5,000            236,562
I2 Technologies, Inc.                                  2,000             63,250
Intuit, Inc.                                           3,000            244,124
Keane, Inc.                                            5,000            145,000
Legato Systems, Inc.                                   4,000            219,000
Sterling Commerce, Inc.                                4,000            155,500
Sterling Software, Inc.                                3,000             72,938
Symantec Corp.                                         4,000             98,000
Veritas Software Corp.                                 2,000            176,500
                                                                    -----------
                                                                      1,521,374
                                                                    -----------

                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS - (CONTINUED)
COMPUTERS - 2.2%
Affiliated Computer Services Inc. - Class A            3,000        $   130,125
Ceridian Corp.                                         2,000             66,000
Compaq Computer Corp.                                 11,000            260,563
Diebold, Inc.                                          4,000            112,500
Quantum Corp.                                          4,000             79,250
                                                                    -----------
                                                                        648,438
                                                                    -----------
CONSTRUCTION - 0.2%
Pulte Corp.                                            2,000             47,625
                                                                    -----------
CONSUMER GOODS & SERVICES - 2.1%
Clorox Co.                                             5,000            504,687
Zale Corp.                                             3,000            115,688
                                                                    -----------
                                                                        620,375
                                                                    -----------
DISTRIBUTION - 1.1%
Aviation Sales Co.                                     2,000             77,000
Ingram Micro, Inc. - Class A                           3,000             87,000
Tech Data Corp.                                        4,000            147,125
                                                                    -----------
                                                                        311,125
                                                                    -----------
ELECTRIC UTILITY - 4.6%
Allegheny Energy, Inc.                                 4,000            139,500
Alliant Energy Corp.                                   5,000            150,937
Ameren Corp.                                           3,100            126,906
Consolidated Edison Inc.                               2,000             97,125
Dominion Resources Inc.                                2,800            120,925
Duke Energy Corp.                                      3,000            180,937
Illinova Corp.                                         5,000            135,938
Ipalco Enterprises, Inc.                               3,000             74,063
LG & E Energy Corp.                                    3,000             68,438
Unicom Corp.                                           4,000            169,249
Wisconsin Energy Corp.                                 4,000            111,000
                                                                    -----------
                                                                      1,375,018
                                                                    -----------
ELECTRONIC COMPONENTS & INSTRUMENTS - 0.9%
American Power Conversion                              2,000             77,875
Waters Corp.                                           2,000            197,250
                                                                    -----------
                                                                        275,125
                                                                    -----------
FINANCIAL SERVICES - 3.3%
Capital One Financial Corp.                            4,000            602,749
Citigroup, Inc.                                        2,000            132,500
Merrill Lynch & Co.                                    3,000            252,000
                                                                    -----------
                                                                        987,249
                                                                    -----------
FOOD PRODUCTS - 0.3%
Keebler Foods Co.                                      3,000            100,500
                                                                    -----------
GROCERY STORES - 2.4%
Safeway, Inc.                                          2,000             93,000
Suiza Foods Corp.                                     13,000            476,125

                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS - (CONTINUED)
GROCERY STORES - (CONTINUED)
U.S. Foodservice                                       3,000        $   133,500
                                                                    -----------
                                                                        702,625
                                                                    -----------
HEALTH CARE - 2.8%
Boston Scientific Corp.                                3,000            113,813
Columbia/HCA Healthcare Corp.                          2,000             47,125
HCR Manor Care, Inc.                                   3,000             80,250
Pacificare Health Systems                              3,000            259,124
St. Jude Medical Inc.                                  2,800             94,675
Tenet Healthcare Corp.                                 4,000             98,000
Universal Health Services, Inc.                        3,000            149,625
                                                                    -----------
                                                                        842,612
                                                                    -----------
HOME FURNISHINGS - 0.5%
Ethan Allen Interiors, Inc.                            4,500            143,438
                                                                    -----------
HOTELS & LODGING - 0.5%
Mirage Resorts Inc.                                    3,000             61,500
Promus Hotel Corp.                                     3,000             75,000
                                                                    -----------
                                                                        136,500
                                                                    -----------
INSURANCE - 4.9%
CNA Financial Corp.                                    3,000            130,313
Lincoln National Corp.                                 3,000            305,249
Loews Corp.                                            2,000            162,625
Progressive Corp.                                      5,000            701,874
Unum Corp.                                             3,000            161,438
                                                                    -----------
                                                                      1,461,499
                                                                    -----------
LEISURE & RECREATION/GAMING - 0.6%
Harrah's Entertainment Inc.                            3,000             64,875
Premier Parks, Inc.                                    3,000            106,875
                                                                    -----------
                                                                        171,750
                                                                    -----------
MEDIA - 1.0%
AT&T Corp.- Liberty Media Group                        3,000            199,313
CBS Corp.                                              2,000             83,500
                                                                    -----------
                                                                        282,813
                                                                    -----------
MEDICAL SUPPLIES - 0.7%
Beckman Coulter, Inc.                                  4,000            203,000
                                                                    -----------
METALS & MINING - 0.9%
Phelps Dodge Corp.                                     2,000            103,625
Reynolds Metals Co.                                    3,000            159,563
                                                                    -----------
                                                                        263,188
                                                                    -----------
OFFICE EQUIPMENT & SERVICES - 1.0%
Avery Dennison Corp.                                   2,000            119,750
Xerox Corp.                                            3,000            168,563
                                                                    -----------
                                                                        288,313
                                                                    -----------
OIL & GAS - EXPLORATION & PRODUCTION SERVICES - 7.6%
Amerada Hess Corp.                                     4,000            239,750
Bakers Hughes, Inc.                                    4,000            124,500

                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS - (CONTINUED)
OIL & GAS - EXPLORATION & PRODUCTION
  SERVICES - (CONTINUED)
BJ Services Co.                                        4,000        $   110,250
Exxon Corp.                                            3,000            239,625
Halliburton Co.                                        8,000            330,999
Kerr-McGee Corp.                                       3,000            139,500
Murphy Oil Corp.                                       4,000            196,250
Newfield Exploration Co.                               3,000             76,125
Noble Affiliates, Inc.                                 8,000            212,000
Occidental Petroleum Corp.                             3,100             65,488
Schlumberger Ltd.                                      5,000            300,937
Tosco Corp.                                            2,000             51,125
USX-Marathon Group                                     3,000             89,813
Weatherford International Inc.                         2,000             66,000
                                                                    -----------
                                                                      2,242,362
                                                                    -----------
PACKAGING & CONTAINERS - 2.4%
Ball Corp.                                             4,000            194,750
Owens-Illinois Inc.                                    3,000             91,500
Sealed Air Corp.                                       7,000            434,875
                                                                    -----------
                                                                        721,125
                                                                    -----------
PAPER PRODUCTS - 2.6%
Boise Cascade Corp.                                    4,000            158,500
Bowater, Inc.                                          3,000            154,500
Champion International Corp.                           3,000            153,750
Fort James Corp.                                       3,000            109,875
International Paper Co.                                1,000             50,000
Temple-Inland Inc.                                     2,000            134,000
                                                                    -----------
                                                                        760,625
                                                                    -----------
PHARMACEUTICALS - 1.2%
Alza Corp.                                             2,000             71,375
Mylan Laboratories                                     3,000             76,125
Omnicare, Inc.                                         4,000             95,750
Watson Pharmaceuticals, Inc.                           3,000            114,938
                                                                    -----------
                                                                        358,188
                                                                    -----------
PHOTOGRAPHY - 0.4%
Polaroid Corp.                                         5,000            105,625
                                                                    -----------
PIPELINES - 2.8%
Columbia Energy Group                                  3,000            160,500
Enron Corp.                                            2,000            142,750
Williams Cos., Inc.                                   10,000            518,125
                                                                    -----------
                                                                        821,375
                                                                    -----------
PRINTING & PUBLISHING - 1.1%
Gannett Co., Inc.                                      2,000            144,500
Houghton Mifflin Co.                                   2,000             92,000
World Color Press, Inc.                                3,000             76,500
                                                                    -----------
                                                                        313,000
                                                                    -----------
                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS - (CONTINUED)
RESTAURANTS - 0.8%
Brinker International, Inc.                            3,000        $    84,188
CEC Entertainment Inc.                                 3,000            113,437
Foodmaker, Inc.                                        2,000             54,000
                                                                    -----------
                                                                        251,625
                                                                    -----------
RETAIL - 5.7%
Consolidated Stores Corp.                              7,000            240,625
Federated Department Stores                            5,000            272,499
Harcourt General Inc.                                  3,000            147,563
J.C. Penney Co., Inc.                                  8,000            413,499
Pacific Sunwear of California, Inc.                    3,000            112,500
Rite Aid Corp.                                         3,000             75,000
Saks, Inc.                                             3,000             82,875
Sherwin-Williams Co.                                   3,000             92,438
Staples, Inc.                                          4,000            115,000
Williams-Sonoma, Inc.                                  5,000            149,063
                                                                    -----------
                                                                      1,701,062
                                                                    -----------
SEMICONDUCTORS - 0.2%
Atmel Corp.                                            3,000             59,250
                                                                    -----------
TELECOMMUNICATIONS-SERVICES AND EQUIPMENT - 0.9%
Commscope Inc.                                         2,000             52,500
ICG Communications, Inc.                               5,600            106,750
Vitesse Semiconductor Corp.                            2,000            109,875
                                                                    -----------
                                                                        269,125
                                                                    -----------
TELEPHONE - 2.4%
Nextlink Communications - Class A                      3,000            229,500
Telephone and Data Systems, Inc.                       3,000            201,750
US West, Inc.                                          5,000            270,313
                                                                    -----------
                                                                        701,563
                                                                    -----------
TEXTILES - 1.0%
Jones Apparel Group, Inc.                              3,000             92,250
Shaw Industries, Inc.                                  5,000             84,375
Warnaco Group                                          4,000            118,000
                                                                    -----------
                                                                        294,625
                                                                    -----------
TOOLS - 0.5%
SPX Corp.                                              2,000            155,250
                                                                    -----------
TOYS - 0.4%
Mattel, Inc.                                           5,000            132,188
                                                                    -----------
TRANSPORTATION - 0.6%
Atlas Air, Inc.                                        2,000             53,750
CNF Transportation, Inc.                               3,000            124,500
                                                                    -----------
                                                                        178,250
                                                                    -----------
                       See notes to financial statements.

PUGET SOUND MARKET NEUTRAL PORTFOLIO

May 31, 1999
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------     -----------
COMMON STOCKS - (CONTINUED)
WASTE MANAGEMENT - 0.9%
Waste Management, Inc.                                  5,000       $   264,375
                                                                    -----------
TOTAL COMMON STOCKS (PROCEEDS $22,655,970)                           23,502,806
                                                                    -----------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $22,655,970) - 79.4%                                      $23,502,806
                                                                    ===========

Percentages indicated are based on net assets of $29,613,368.

                       See notes to financial statements.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 1999
--------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $23,429,844)                         $ 23,577,469
  Repurchase agreements, at cost                                      4,911,137
  Deposits with brokers for securities sold short                    24,751,444
  Interest and dividends receivable                                      79,278
  Receivable from brokers for securities sold                         1,187,789
  Prepaid expenses and other assets                                      47,107
  Deferred organization costs                                            71,063
                                                                   ------------
    Total Assets                                                     54,625,287

LIABILITIES:
  Securities sold short (Proceeds: $22,655,970)                      23,502,806
  Payable for dividends on securities sold short                         19,656
  Payable for investments purchased                                   1,312,532
  Investment advisory fees payable                                      100,061
  Administration fees payable                                             4,614
  Distribution and service fees, Investor Shares                          3,729
  Other accrued expenses                                                 68,521
                                                                   ------------
    Total Liabilities                                                25,011,919
                                                                   ------------
NET ASSETS                                                         $ 29,613,368
                                                                   ============
NET ASSETS CONSIST OF:
  Capital                                                          $ 32,785,074
  Accumulated net investment income                                     447,844
  Accumulated net realized losses on investments and
    securities sold short                                            (2,716,795)
  Distributions in excess of realized gains                            (203,544)
  Net unrealized depreciation of investments and
    securities sold short                                              (699,211)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 29,613,368
                                                                   ============
INSTITUTIONAL SHARES
  Net Assets                                                       $ 20,959,355
  Shares Outstanding                                                  2,289,831
                                                                   ------------
  Maximum Offering and Redemption price per share                  $       9.15
                                                                   ============
INVESTOR SHARES
  Net Assets                                                       $  8,654,013
  Shares Outstanding                                                    949,320
                                                                   ------------
  Net Asset Value- Redemption price per share                      $       9.12
                                                                   ------------
  Maximum Sales Charge                                                     3.00%
                                                                   ------------
  Maximum Offering Price (100%/(100%-maximum sales
    charge) of net asset value adjusted to nearest cent.)          $       9.40
                                                                   ============
                       See notes to financial statements.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED MAY 31, 1999(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                                                   $   951,709
  Dividend income (net of foreign withholding tax of $99)               196,008
                                                                    -----------
                                                                      1,147,717
                                                                    -----------
EXPENSES:
  Investment advisory fees                                              413,227
  Dividend expense for securities sold short                            167,922
  Administration fees                                                    30,992
  Shareholder servicing fees- Investor Shares                            19,835
  12b-1 fees- Investor Shares                                            39,669
  Fund accounting fees                                                   37,582
  Transfer agent fees                                                    35,713
  Custodian fees                                                         35,170
  Legal fees                                                             53,769
  Audit fees                                                             13,496
  Printing fees                                                          32,842
  Registration and filing fees                                           42,379
  Trustees fees                                                          27,126
  Amortization of organization costs                                     16,084
  Other fees                                                             27,342
                                                                    -----------
    Total expenses before waivers/ reimbursements                       993,148
    Less expenses waived                                                (28,365)
    Less expenses reimbursed by Investment Advisor                     (308,840)
                                                                    -----------
    Net expenses                                                        655,943
                                                                    -----------
NET INVESTMENT INCOME                                                   491,774
                                                                    -----------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investment transactions and
    securities sold short                                            (2,654,172)
  Net change in unrealized depreciation of investments and
    securities sold short                                              (699,211)
                                                                    -----------
    Net realized and unrealized losses on investments and
      securities sold short                                          (3,353,383)
                                                                    ===========
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(2,861,609)
                                                                    ===========

(a) Commencement of operations was June 29, 1998.

                       See notes to financial statements.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the Period
                                                                     Ended
                                                                 May 31, 1999(a)
                                                                 --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                           $    491,774
  Net realized losses on investment transactions and
    securities sold short                                           (2,654,172)
  Net change in unrealized depreciation of investments and
    securities sold short                                             (699,211)
                                                                  ------------
  Change in net assets resulting from operations                    (2,861,609)
                                                                  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                          (106,553)
  In excess of realized gains                                         (203,544)
                                                                  ------------
  Change in net assets from shareholder transactions                  (310,097)
                                                                  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                       63,936,895
  Dividends reinvested                                                 233,015
  Cost of shares redeemed                                          (31,484,836)
                                                                  ------------
  Change in net assets from share transactions                      32,685,074
                                                                  ------------
  Change in net assets                                              29,513,368

NET ASSETS:
  Beginning of period                                                  100,000
                                                                  ------------
  End of period                                                   $ 29,613,368
                                                                  ============

(a) Commencement of operations was June 29, 1998.

                       See notes to financial statements.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                          Institutional             Investor
                                                       --------------------    --------------------
                                                       For the Period Ended    For the Period Ended
                                                         May 31, 1999(A)          May 31, 1999(A)
                                                       --------------------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    10.00              $    10.00
                                                            ----------              ----------
  Net investment income                                           0.18                    0.16
  Net realized and unrealized loss                               (0.73)                  (0.74)
                                                            ----------              ----------
  Total income from investment operations                        (0.55)                  (0.58)
                                                            ----------              ----------
LESS DISTRIBUTIONS FROM:
  Net investment income                                          (0.04)                  (0.04)
  In excess of realized gains                                    (0.26)                  (0.26)
                                                            ----------              ----------
  Total distributions                                            (0.30)                  (0.30)
                                                            ----------              ----------
  Net change in net asset value per share                        (0.85)                  (0.88)
                                                            ----------              ----------
NET ASSET VALUE,  END OF PERIOD                             $     9.15              $     9.12
                                                            ==========              ==========
TOTAL RETURN (EXCLUDING SALES CHARGE)                            (5.76%)(b)              (6.07%)(b)

RATIOS TO AVERAGE NET ASSETS, AND SUPPLEMENTAL DATA:
  Net assets at end of period (000)                         $   20,959              $    8,654

  Net expenses (excluding dividend expense)                       2.17% (c)               2.67% (c)
  Net expenses (including dividend expense)                       3.05% (c)               3.37% (c)
  Gross expense* (excluding dividend expense)                     3.71% (c)               4.45% (c)
  Gross expense* (including dividend expense)                     4.58% (c)               5.16% (c)
  Net Investment Income (including dividend expense)              2.57% (c)               2.07% (c)

PORTFOLIO TURNOVER RATE (D)                                     630.18% (d)             630.18% (d)

----------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a)  Commencement of operations was June 29, 1998.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares. Percentage indicated represents only the long transactions. ( i.e., excludes short sales).

                       See notes to financial statements.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                          Notes to Financial Statements
                                  May 31, 1999
--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION

Puget Sound Alternative Investment Series Trust (the "Trust") was organized as a Massachusetts business trust on April 14, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered one managed investment portfolio, Puget Sound Market Neutral Portfolio (the "Fund"). The Fund commenced operations on June 29, 1998. The Fund offers Institutional Shares and Investor Shares. Each class is substantially the same, except that Investor Shares are sold with a sales charge and bear the fees that are payable under the Trust's Distribution Plan and Shareholder Servicing Plan, which relate only to the Investor Shares.

Puget Sound Asset Management Co., LLC ("PSAM") serves as the investment adviser of the Fund. The sub-adviser is Fiduciary Asset Management Co. ("FAMCO").

The Fund's investment objective is to seek long-term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund seeks to achieve its objective through a diversified portfolio using a non-traditional, "market neutral" investment strategy.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITIES VALUATION

   Equity securities held or sold short by the Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued. If there is no such reported sale, the most recently quoted bid price is used for long securities and for securities sold short.

REPURCHASE AGREEMENTS

   The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain collateral for the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the carrying value upon the sale of the underlying collateral securities.

SHORT SALES

   The Fund is authorized to engage in the short-selling of securities. Short selling obligates the Fund to replace borrowed securities by purchasing them some time in the future at the then current market value. These transactions result in off-balance-sheet risk. (i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities.) The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. Government Securities sufficient to cover its short position on a daily basis. At May 31, 1999, the value of securities sold short in the Fund amounted to $23,502,806 against which cash collateral of $24,751,444 was held in a Bear Stearns Deposit Account.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                    Notes to Financial Statements (Continued)
                                  May 31, 1999
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date. Net realized gains and losses are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

CLASS ALLOCATION

   The investment income and expenses of the Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon the relative net assets of each class.

ORGANIZATION COSTS

   Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized over a sixty-month period, beginning with the Fund's commencement of operations. In the event that any of the initial shares are redeemed during such period by any holder thereof, the Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

DIVIDENDS TO SHAREHOLDERS

   Dividends from the Fund's net investment income, if any, are declared and paid annually. Net realized gains on portfolio securities, if any, are declared and distributed at least annually. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date.

   Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

   As of May 31, 1999, the following reclassifications, primarily relating to book/tax differences in the treatment of expense from short sale dividends, have been made to increase (decrease) such accounts with offsetting adjustments made, as follows:

                         Undistributed            Net Realized
                     Net Investment Income           Losses
                     ---------------------        ------------
                           $ 62,623                 $(62,623)

FEDERAL INCOME TAXES

   It is the Fund's policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                    Notes to Financial Statements (Continued)
                                  May 31, 1999
--------------------------------------------------------------------------------

EXPENSE LIMITATIONS

   PSAM and the Trust have undertaken to limit the Fund's expenses through the use of certain waivers and reimbursements, so that the Fund's annual expenses will not exceed certain levels, as described below under "Related Party Transactions."

NOTE 3 - RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement with PSAM. Under the terms of the investment advisory agreement, PSAM is entitled to receive a fee that is calculated daily and paid quarterly at the annual rate of 2.00% of the average daily net assets of the Fund. PSAM, and not the Trust, pays FAMCO a fee at the annual rate of 1.50% of the average daily net assets of the Fund for its services under the sub-advisor contract.

For the period June 29, 1998 (commencement of operations) through September 30, 1998, PSAM agreed to reduce its advisory fee from the annual rate of 2.00% of the average daily net asset value of the Fund to 1.75% of the average daily net asset value of the Fund. Such reduction resulted in a permanent waiver of $8,530 of PSAM's fee.

PSAM voluntarily agreed, effective October 1, 1998, and for an indefinite period, to reduce its advisory fees and pay other Fund expenses to the extent necessary to limit total operating expenses of the Fund's classes (exclusive of brokerage costs, interest, taxes, dividends payable with respect to securities sold short and extraordinary expenses) to the annual rate of 2.17% of the average daily net assets of the Fund's Institutional Shares and 2.67% of the average daily net assets of the Fund's Investor Shares.

Each class is obligated to pay PSAM such class' deferred amount in future years, if any, when such class' expenses fall below the stated percentage rate, but only to the extent that such payment would not cause such class' expenses in any such future year to exceed the stated percentage rate, and provided that such class is not obligated to pay the deferred amount for any fiscal year more than two years after the end of the fiscal year in which they were incurred. This agreement by PSAM to reduce its fees and to pay other Fund expenses may be changed or terminated by PSAM at any time. The cumulative unreimbursed amount of operating expenses paid by PSAM on behalf of the Fund during the period June 29, 1998 (commencement of operations) through May 31, 1999 was $308,840.

Prior to July 1, 1999, BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), served as the administrator for the Trust pursuant to an administration agreement. Under the administration agreement, BISYS was entitled to a fee calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of the Trust. Effective July 1, 1999, Investment Company Administration, L.L.C. ("ICA") became the administrator for the Trust and will receive a fee calculated daily and paid monthly at an annual rate of .10% of average net assets up to $200 million, .05% of average net assets from $200 to $500 million and .03% of average net assets in excess of $500 million, subject to an annual minimum fee of $40,000 per Fund and $15,000 for each additional class of shares. ICA has agreed to reduce its fees for eighteen months starting July 1, 1999, to 0.05% of the Fund's average net assets up to $500 million and 0.03% of average net assets in excess of $500 million, subject to an annual minimum fee of $30,000 per Fund and $5,000 for each additional class of shares.

Prior to July 1, 1999, BISYS Fund Services, L.P., a wholly owned subsidiary of BISYS, served as the Trust's principal underwriter and distributor. The Trust adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor Shares. Under the Distribution Plan, the Trust will pay the distributor a fee that is calculated daily and paid monthly at the annual rate of 0.50% of the average daily net assets of the Investor Shares of the Fund. The distributor agreed to voluntarily reduce the amount of its fee and, during the period ended May 31, 1999, permanently waived distribution fees of $19,835. Effective July 1, 1999, First Fund Distributors, Inc., an affiliate of ICA, became the distributor for the Trust and will receive fees substantially the same as those discussed above.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                    Notes to Financial Statements (Continued)
                                  May 31, 1999
--------------------------------------------------------------------------------

The Fund was advised that the distributor received $33,231 of sales charge on purchases of Investor Class Shares for the period June 29, 1998 (commencement of operations) through May 31, 1999. The distributor paid $8,141 in concessions to authorized dealers and retained $25,090.

The Trust has entered into a Shareholder Servicing Plan with its distributor for services provided to holders of Investor Shares. Pursuant to the Shareholder Servicing Plan, the Trust will pay its distributor a fee at an annual rate up to 0.25% of the average daily net assets of the Investor Shares of the Fund.

BISYS Fund Services, Inc., also a wholly owned subsidiary of BISYS, served as fund accountant and transfer and dividend disbursing agent of the Fund through June 30, 1999. Subsequently, Investors Fiduciary Trust Company serves as fund accountant and National Financial Data Services serves as transfer and dividend disbursing agent to the Fund.

Certain officers of the Trust are affiliated with PSAM or the distributor and its affiliates. Such persons are not paid by the Trust for serving in those capacities.

NOTE 4 - SHARES OF BENEFICIAL INTEREST

The following is a summary of transactions in Institutional Shares and Investor Shares for the period ending May 31, 1999:

     CAPITAL TRANSACTIONS:
                                                     Shares           Amount
                                                  ------------     ------------
     INSTITUTIONAL SHARES:
          Shares issued                              3,288,291     $ 32,016,395

          Shares reinvested                             16,018          158,346
          Shares redeemed                           (1,014,488)      (9,570,321)
                                                  ============     ============
              Net increase                           2,289,821     $ 22,604,420
                                                  ============     ============

                                                     Shares           Amount
                                                  ------------     ------------
     INVESTOR SHARES:
          Shares issued                              3,272,456     $ 31,920,500

          Shares reinvested                              7,677           74,669
          Shares redeemed                           (2,340,803)     (21,914,515)
                                                  ------------     ------------
              Net increase                             939,330     $ 10,080,654
                                                  ============     ============

NOTE 5 - INVESTMENT TRANSACTIONS

Purchases  and  sales  of  securities   (excluding   short-term  securities  and
transactions relating to short sales activity) for the period ended May 31, 1999, were as follows:

                          Purchases             Sales
                         ------------        ------------
                         $157,650,303        $137,676,587

The cost of investments purchased to cover short sales and the proceeds from investments sold short for the period ended May 31, 1999 were $128,218,740 and $144,688,082, respectively.

                      PUGET SOUND MARKET NEUTRAL PORTFOLIO
                    Notes to Financial Statements (Continued)
                                  May 31, 1999
--------------------------------------------------------------------------------

NOTE 6 - FEDERAL INCOME TAX INFORMATION

POST OCTOBER LOSS DEFERRAL:

Capital losses incurred after October 31, (within the Fund's fiscal year) are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such capital losses in the amount of $2,860,189.

DIVIDEND RECEIVED DEDUCTION:

For corporate shareholders 17.73% of the total ordinary income distributions paid during the fiscal year ended May 31,1999, qualify for the corporate dividends received deduction.

TAX COST OF SECURITIES:

The aggregate cost of investments owned at May 31, 1999 for federal income tax purposes is $24,938,083. The aggregate cost of securities sold short at year end for federal income tax purposes is $24,932,901. Gross unrealized appreciation and depreciation of investments for federal income tax purposes is $350,383 and $1,710,996, respectively. Gross unrealized appreciation and depreciation for securities sold short for federal income tax purposes is $460,512 and $2,737,442, respectively.

To the Shareholders and Board of Trustees
Puget Sound Market Neutral Portfolio:

We have audited the accompanying statement of assets and liabilities of Puget Sound Market Neutral Portfolio (the "Fund"), which comprises the Puget Sound Alternative Investment Series Trust, including the schedules of portfolio investments and securities sold short, as of May 31, 1999, and the related statement of operations, statement of changes in net assets, and financial highlights for the period June 29, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 1999, the results of its operations, changes in its net assets, and financial highlights for the period June 29, 1998 (commencement of operations) to May 31, 1999, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

San Francisco, California
June 30, 1999